Material accounting policies - Significant events and transactions (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				1 Months Ended
	Nov. 13, 2025 EUR (€) € / shares shares	Nov. 13, 2025 USD ($) shares	Jul. 03, 2024 $ / shares	Nov. 30, 2025 EUR (€)
Material accounting policies
Equity financing | €	€ 22.0			€ (22.0)
Private Placement
Material accounting policies
Equity financing | €	€ 17.0
Number of shares issued | shares	4,265,714	4,265,714
Share price | € / shares	€ 4
Registered direct offering
Material accounting policies
Equity financing | $		$ 5.6
Number of shares issued | shares	1,215,964	1,215,964
Share price | $ / shares			$ 4.6304